Subsequent events (Details Narrative) - USD ($)			1 Months Ended
	Apr. 08, 2025	Apr. 04, 2025	May 19, 2025	Aug. 01, 2025	Mar. 31, 2025
Purchase Agreement [Member] | Class A Ordinary Shares [Member]
Share issued price per share					$ 0.20
Purchase Agreement [Member] | Subsequent Event [Member]
Principle amount	$ 3,230,000
Transaction expense amount	$ 20,000
Interest rate	7.00%
Original issue discount	$ 210,000
Ordinary shares issued	1,597,444
Purchase Agreement [Member] | Subsequent Event [Member] | Class A Ordinary Shares [Member]
Reverse stock split			1-for-25
Shares issued and outstanding description			The Reverse Stock Split reduced the number of Class A ordinary shares issued and outstanding from approximately 75.28 million to approximately 3.01 million
Purchase Agreement [Member] | Streeterville Capital, LLC [Member] | Subsequent Event [Member]
Aggregate purchase amount		$ 20,000,000
Class A Purchase Agreement [Member] | Class A Investors [Member] | Subsequent Event [Member]
Ordinary shares issued				1,977,302
Share issued price per share				$ 2.30
Aggregate purchase price				$ 4,547,800
Class B Purchase Agreement [Member] | Class B Investors [Member] | Subsequent Event [Member]
Ordinary shares issued				631,391
Share issued price per share				$ 2.30
Aggregate purchase price				$ 1,452,200